Voya Global Insights Portfolio Expense Example - Voya Global Insights Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,637
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,062
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,353
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,524